Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Goodwill

	RMB’000	US$’000

Cost
At January 1, 2016, December 31, 2016, January 1, 2017 and December 31, 2017	218,311	34,492

Accumulated impairment
At January 1, 2016, December 31, 2017, January 1, 2017 and December 31, 2017	5,675	897

Net carrying amount
At December 31, 2016 and December 31, 2017	212,636	33,595

Carrying Amount of Goodwill Allocated to Cash-generating Unit	Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Yuchai	212,636	212,636	33,595